Document And Entity Information	Sep. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2025
Entity Registrant Name	Netskope, Inc.
Entity Central Index Key	0002063196
Entity Emerging Growth Company	true
Entity File Number	001-42848
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-1141117
Entity Address, Address Line One	2445 Augustine Drive, Suite 301
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(800)
Local Phone Number	979-6988
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	NTSK
Security Exchange Name	NASDAQ